Fair Values of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	$ 17,174	$ 10,010
Financial assets: Securities, Fair Value Disclosure	302,564	138,851
Financial assets: Loans receivable, net, Fair Value Disclosure	716,661	559,416
Financial assets: Mortgage servicing rights, Fair Value Disclosure	250	291
Financial assets: Regulatory stock, Fair Value Disclosure	2,119	3,412
Financial assets: Bank owned life insurance, Fair Value Disclosure	36,133	18,820
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,643	2,363
Financial liabilities: Deposits, Fair Value Disclosure	925,561	551,175
Financial liabilities: Short-term borrowings, Fair Value Disclosure	32,811	53,235
Financial liabilities: Other borrowings, Fair Value Disclosure	31,863	41,260
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,069	957
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Financial assets: Cash and cash equivalents	17,174	10,010	$ 12,376	$ 7,863
Financial assets: Securities	302,564	138,851
Financial assets: Loans receivable, net	707,426	552,627
Financial assets: Mortgage servicing rights	232	261
Financial assets: Regulatory stock	2,119	3,412
Financial assets: Bank owned life insurance	36,133	18,820
Financial assets: Accrued interest receivable	3,643	2,363
Financial liabilities: Deposits	925,385	550,909
Financial liabilities: Short-term borrowings	32,811	53,235
Financial liabilities: Other borrowings	32,001	41,126
Financial liabilities: Accrued interest payable	1,069	957
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	17,174	10,010
Financial assets: Securities, Fair Value Disclosure	424	384
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	2,119	3,412
Financial assets: Bank owned life insurance, Fair Value Disclosure	36,133	18,820
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,643	2,363
Financial liabilities: Deposits, Fair Value Disclosure	629,829	354,162
Financial liabilities: Short-term borrowings, Fair Value Disclosure	32,811	53,235
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,069	957
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	302,140	138,467
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	0	0
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	0	0
Financial assets: Loans receivable, net, Fair Value Disclosure	716,661	559,416
Financial assets: Mortgage servicing rights, Fair Value Disclosure	250	291
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	295,732	197,013
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	31,863	41,260
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	$ 0	$ 0